Stockholder's Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholder's Equity
Stockholder's Equity

Note 6. Stockholders’ Equity

In connection with the Business Company, the Company’s certificate of incorporation was amended and restated to designate two classes of stock; preferred and common stock. The certificate of incorporation authorized 1,000,000 shares of preferred stock and 500,000,000 shares of common stock.

Preferred Stock

The Company’s Amended and Restated Certificate of Incorporation provides the Company’s board of directors with the authority to issue up to 1,000,000 shares of $0.0001 par value preferred stock in one or more series and to establish from time to time the number of shares to be included in each such series, by adopting a resolution and filing a certification of designations. Voting powers, designations, powers, preferences and relative, participating, optional, special and other rights will be stated and expressed in such resolutions. There were zero preferred shares outstanding as of March 31, 2026 and December 31, 2025.

Common Stock

The Company is authorized to issue 500,000,000 shares of common stock, with a par value of $0.0001 per share.

On July 16, 2025, the Company entered into a settlement and release agreement with Alta Partners, LLC (“Alta”), pursuant to which the Company agreed to issue 350,000 shares of its common stock to Alta in exchange for the surrender and cancellation of 1,000,000 Public Warrants held by Alta. On July 16, 2025, the common stock issued to Alta and Public Warrants surrendered by Alta had a fair value of $1,890,000 and $150,000, respectively. As a result of the exchange, the Company recognized a loss of $1,740,000 on the difference in fair value between the common stock and Public Warrants.

On April 30, 2025, the Company settled Iris’ liabilities for $7,000,000 of the deferred underwriting fees incurred prior to the Closing Date for 700,000 shares of common stock to the underwriters in Iris’s initial public offering. On July 1, 2025, the Company issued the shares to the underwriters, which on July 1, 2025 had a fair value of $7,245,000.

On February 6, 2026, the Company entered into a settlement and release agreement with the Holder (as defined in Note 7), pursuant to which the Company agreed to issue 4,000,000 shares of its common stock to the Holder in exchange for the surrender and cancellation of 805,377 warrants to purchase shares of common stock held by the Holder.

On February 18, 2026, the Company completed a “best efforts” public offering of (i) 8,270,000 shares of its common stock, (ii) 5,543,000 Pre-Funded Warrants to purchase up to 5,543,000 shares of common stock and (ii) 13,813,000 Common Stock Warrants to purchase up to 20,719,500 shares of common stock, at a combined public offering price of $0.29 per share (or $0.2899 per Pre-Funded Warrant) and accompanying warrant. Immediately upon closing of the Offering, 4,281,000 Pre-Funded Warrants were exercised and converted into 4,281,000 shares of common stock.

The Company allocated the Offering proceeds between the common stock, Pre-Funded Warrants, Common Stock Warrants and Placement Agent Warrants based on their relative fair values in accordance with ASC 505, Equity. The fair value of the common stock and Pre-Funded Warrants was based on the Company’s closing stock price on the closing date of $0.2449 per share.

The fair value of the Common Stock Warrants and Placement Agent Warrants was estimated using a Black-Scholes option pricing model with the following assumptions:

Expected volatility	92.51%
Risk-free interest rate	3.66%
Dividend yield	—%
Expected life of warrants (years)	5

The Offering proceeds and related issuance costs were allocated to the common stock, Pre-Funded Warrants, Common Stock Warrants and Placement Agent Warrants as follows:

	Allocated	Allocated	Allocated
	Gross Proceeds	Issuance Costs	Net Proceeds
Common stock	1,208,186	168,891	1,039,295
Common Stock Warrants	1,977,998	276,502	1,701,497
Pre-Funded Warrants	755,014	105,542	649,471
Placement Agent Warrants	64,572	9,026	55,546
Total	4,005,770	559,962	3,445,808

The amount allocated to the common stock and Pre-Funded Warrants was recorded in common stock at par value and the excess over par value in additional paid-in capital in the accompanying unaudited condensed consolidated balance sheet as of March 31, 2026. The amounts allocated to the Common Stock Warrants and Placement Agent Warrants were recorded in additional paid-in capital as the Common Stock Warrants and Placement Agent Warrants are equity-classified instruments.

Issuance costs, including placement agent fees, legal fees and accountant related expenses were recorded as reduction to additional paid-in capital in proportion to the allocation of proceeds between the equity instruments issued, as summarized above.

On February 19, 2026, the remaining 1,262,000 Pre-Funded Warrants were exercised and converted into 1,262,000 shares of common stock.

As of March 31, 2026 and December 31, 2025, there were 44,877,633 and 27,064,633 shares of common stock issued and outstanding, respectively.

Holders of the Company’s common stock are entitled to one vote for each share held of record, on all matters submitted to a vote of stockholders. Additionally, holders of common stock have dividend rights, in the event of a declared dividend declared by the Company’s Board of Directors, and liquidation rights, in the event of an involuntary or voluntary event of liquidation that allow for the Company’s common stockholders to receive all remaining assets of the Company, after payments of debts and other liabilities.

Warrants

As of March 31, 2026, 5,094,623 Public Warrants and 835,555 private placement warrants (together, the “Warrants”) were outstanding. Each Warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share. No fractional shares will be issued upon exercise of the Warrants. The Company may elect to redeem the Public Warrants, in whole and not in part at a price of $0.01 per Warrant if (i) 30 days’ prior written notice of redemption is provided to the holders, and (ii) the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders have a period of 30 days to exercise for cash, or on a cashless basis.

As of March 31, 2026, 13,813,000 Common Stock Warrants were outstanding. Each Common Stock Warrant entitles the holder to purchase one and a half shares of the Company’s common stock at a price of $0.29 per share and will expire five years following the date of issuance. No fractional shares will be issued upon exercise of the Common Stock Warrants.

As of March 31, 2026, 690,650 Placement Agent Warrants were outstanding. Each Placement Agent Warrant entitles the holder to purchase one share of the Company’s common stock at a price of $0.319 per share and will expire five years following the date of issuance. No fractional shares will be issued upon exercise of the Placement Agent Warrants.

Note 6. Stockholders’ Equity

In connection with the Business Combination, the Company’s certificate of incorporation was amended and restated to designate two classes of stock; preferred and common stock. The certificate of incorporation authorized 1,000,000 shares of preferred stock and 500,000,000 shares of common stock

Preferred Stock

The Company’s Amended and Restated Certificate of Incorporation provides the Company’s board of directors with the authority to issue up to 1,000,000 shares of $0.0001 par value preferred stock in one or more series and to establish from time to time the number of shares to be included in each such series, by adopting a resolution and filing a certification of designations. Voting powers, designations, powers, preferences and relative, participating, optional, special and other rights will be stated and expressed in such resolutions. There were zero preferred shares outstanding as of December 31, 2025 and 2024.

Common Stock

The Company is authorized to issue 500,000,000 shares of common stock, with a par value of $0.0001 per share.

On April 30, 2025, the Company settled deferred underwriting fees incurred by Iris prior to the closing date of $7,000,000 for 700,000 shares of common stock to the underwriters in Iris’s initial public offering. On July 1, 2025, the Company issued the shares to the underwriters, which on July 1, 2025 had a fair value of $7,245,000.

On July 16, 2025, the Company entered into a settlement and release agreement with Alta Partners, LLC (“Alta”), pursuant to which the Company agreed to issue 350,000 shares of its common stock to Alta in exchange for the surrender and cancellation of 1,000,000 Public Warrants held by Alta. On July 16, 2025, the common stock issued to Alta and Public Warrants surrendered by Alta had a fair value of $1,890,000 and $150,000, respectively. As a result of the exchange, the Company recognized a loss of $1,740,000 on the difference in fair value between the common stock and Public Warrants, which is included in Loss on issuance of common stock on the Company’s consolidated statement of operations.

As of December 31, 2025 and 2024, there were 27,064,633 and 17,500,000 shares of common stock issued and outstanding, respectively.

Holders of the Company’s common stock are entitled to one vote for each share held of record, on all matters submitted to a vote of stockholders. Additionally, holders of common stock have dividend rights, in the event of a declared dividend declared by the Company’s Board of Directors, and liquidation rights, in the event of an involuntary or voluntary event of liquidation that allow for the Company’s common stockholders to receive all remaining assets of the Company, after payments of debts and other liabilities.

Warrants

As of December 31, 2025, 5,899,975 Public Warrants and 835,555 private placement warrants were outstanding. Each warrant entitles the holder to purchase one share of the Company’s common stock at a price of $11.50 per share. No fractional shares will be issued upon exercise of the warrants. The Company may elect to redeem the Public Warrants, in whole and not in part at a price of $0.01 per warrant if (i) 30 days’ prior written notice of redemption is provided to the holders, and (ii) the last reported sale price of the Company’s common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which the Company sends the notice of redemption to the warrant holders. Upon issuance of a redemption notice by the Company, the warrant holders have a period of 30 days to exercise for cash, or on a cashless basis.